Capital Deficiency (Details) - Moringa Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Nov. 20, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Deficiency (Details) [Line Items]
Shares as compensation expenses (in Dollars)				$ 860	$ 860
Preferred shares authorized				5,000,000	5,000,000	5,000,000
Preferred shares par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Private Placement [Member]
Capital Deficiency (Details) [Line Items]
Sale price per unit (in Dollars per share)					$ 10
Class A Ordinary Shares [Member]
Capital Deficiency (Details) [Line Items]
Ordinary shares issued			100,000	480,000	480,000	100,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Issuance of stock	380,000	11,500,000
Sale price per unit (in Dollars per share)				$ 10	$ 10
Temporary equity				11,500,000	11,500,000
Remaining permanent equity shares				480,000	480,000
Class A Ordinary Shares [Member] | Public Offering [Member]
Capital Deficiency (Details) [Line Items]
Consideration amount (in Dollars)				$ 115,000	$ 115,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Capital Deficiency (Details) [Line Items]
Consideration amount (in Dollars)				$ 3,800	$ 3,800
Class B Ordinary Shares [Member]
Capital Deficiency (Details) [Line Items]
Ordinary shares issued			2,875,000	2,875,000	2,875,000	2,875,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Total consideration (in Dollars)			$ 25
Ordinary share issued			2,875,00
Number of shares subject to forfeiture			375,000